Taxes (Details)	9 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Federal and state operating loss carryovers	$ 158,358
Change in the valuation allowance	49,406
Statutory tax rate	$ 0.21